Supplementary Oil and Gas Information - (Unaudited) - Costs Incurred (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Costs Incurred Oil And Gas Property Acquisition Exploration And Development Activities [line items]
Proved oil and gas properties - acquisitions	$ 0.0
Proved oil and gas properties - dispositions	(0.1)	$ (10.7)
Unproved oil and gas properties	0.0
Exploration costs	0.3	0.2
Development costs	56.7	102.5
Capital expenditures	56.9	92.0
Corporate acquisitions	0.0
Total expenditures	$ 56.9	$ 92.0